Consolidated Statements of Stockholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Statutory reserve	Additional paid-in capital	Retained earnings	Accumulative other comprehensive income	Total
Balance at Sep. 30, 2022				$ 5,000	$ 3,372,733		$ 49,099,917	$ (2,870,294)	$ 49,607,356
Balance (in Shares) at Sep. 30, 2022	[1]	800,000	200,000
Issuance of common stocks-cash				175		6,189,739			6,189,914
Issuance of common stocks-cash (in Shares)	[1]	35,000
Net income(Loss)							6,549,584		6,549,584
Statutory reserve					89,940		(89,940)
Foreign currency translation								(1,296,096)	(1,296,096)
Balance at Sep. 30, 2023				5,175	3,462,673	6,189,739	55,559,561	(4,166,390)	61,050,758
Balance (in Shares) at Sep. 30, 2023	[1]	835,000	200,000
Issuance of common stocks-cash				13,500		20,236,500			20,250,000
Issuance of common stocks-cash (in Shares)	[1]	2,700,000
Share-based payments-omnibus equity plan				980		2,282,420			2,283,400
Share-based payments-omnibus equity plan (in Shares)	[1]	196,000
Effect of rounding fractional shares into whole shares upon reverse stock split				963		(963)
Effect of rounding fractional shares into whole shares upon reverse stock split (in Shares)	[1]	192,604
Net income(Loss)							(1,796,552)		(1,796,552)
Statutory reserve					26,318		(26,318)
Foreign currency translation								1,928,012	1,928,012
Balance at Sep. 30, 2024				$ 20,618	$ 3,488,991	$ 28,707,696	$ 53,736,691	$ (2,238,378)	$ 83,715,618
Balance (in Shares) at Sep. 30, 2024	[1]	3,923,604	200,000

[1]	Share have been retroactively adjusted to reflect the decreased number of shares resulting from a reverse stock split effective from September 19, 2024. (Note 1).